Document and Entity Information	Dec. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001522727
Document Type	8-K
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	USA Compression Partners, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35779
Entity Tax Identification Number	75-2771546
Entity Address, Address Line One	111 Congress Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	473-2662
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common units representing limited partner interests
Trading Symbol	USAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false